Discontinued Operation	6 Months Ended
Jun. 30, 2013
Discontinued Operation [Abstract]
Discontinued operation
Note 5 – Discontinued Operation:

A.
In May 2012, the Company completed the sale of the Company 51% share holdings in Liacom Systems Ltd., referred to as Liacom, for an aggregate consideration of $1.75 million. This sale was part of the Company strategic plan to focus on the legacy modernization business. The proceeds from the sale were used to repay loans. Liacom met the definition of a component. Accordingly, the results of operations in the statement operations and prior period’s results have been reclassified accordingly. As part of the sale, the company realized goodwill in the amount of $1.3 million based on the relative fair value of Liacom and the portion of the reported unit to be retained. The capital loss recorded upon sale of Liacom amounted to $703,000.

B.
In November 2012, the Company announced the initiation of the sale of the operations of BridgeQuest, Inc. and its relevant subsidiary, which was completed in February 2013. Total consideration for Bridgequest Inc. was $6,500. In addition, as part of the agreement, the Company expected to receive additional amounts upon collection of existing account receivables of BridgeQuest collected by the purchaser following the transaction. BridgeQuest met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods' results have been reclassified accordingly. As the transaction was completed February 2013, assets and liabilities associated with BridgeQuest were presented as held for sale in the December 31, 2012 balance sheet as the initiation of the sale was in November 2012.

The following is the composition from discontinued operation:

	Six months ended June 30,
	2013	2012

Revenues	$—	$7,122

Cost of revenues	16	6,071

Gross profit	(16)	1,051

Research and development costs	—	652
Selling, general, and administrative expenses	2	845
Loss on realization of shareholdings	372	703

Operating loss	(390)	(1,149)
Financial expenses , net	9	3

Profit before provision for income taxes	(399)	(1,152)
Provision for income taxes	—	12

Net loss	$(399)	$(1,164)

Herein are the following major classes of assets and liabilities associated with BridgeQuest as of December 31, 2012:

December 31, 2012

Assets of discontinued operation:
Account receivable	$544
Other assets	$247
$791
Liabilities of discontinued operation:
Account payable	$467